Basis of Presentation and Statement of Compliance	12 Months Ended
Dec. 31, 2024
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Basis of Presentation and Statement of Compliance
2.	Basis of Presentation and Statement of Compliance
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”) on a historical cost basis, except for financial assets which are not held for the purpose of collecting contractual cash flows on specified dates and derivative assets and derivative liabilities which have been measured at fair value as at the relevant balance sheet date. The consolidated financial statements are presented in United States (“US”) dollars, which is the Company’s functional currency, and all values are expressed in thousands unless otherwise noted. References to “Cdn$” refer to Canadian dollars.